Expense Example {- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Investor PRO-09 - Value Strategies Portfolio - VIP Value Strategies Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 76
3 years	237
5 years	411
10 years	$ 918